Annual Fund Operating Expenses	0 Months Ended
	Aug. 01, 2011
(Columbia Greater China Fund - I) | (Columbia Greater China Fund) | Class I Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.12%	[2]
Total annual Fund operating expenses	1.07%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class A Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.02%
Fee waivers and/or reimbursements	(0.10%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.92%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class B Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.10%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.67%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class C Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.77%
Fee waivers and/or reimbursements	(0.10%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.67%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class I Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.07%	[3]
Total annual Fund operating expenses	0.57%
Fee waivers and/or reimbursements	none	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.57%
(Columbia Corporate Income Fund - ABCIW) | (Columbia Corporate Income Fund) | Class W Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.02%
Fee waivers and/or reimbursements	(0.10%)	[4]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.92%
(Columbia Corporate Income Fund - Z) | (Columbia Corporate Income Fund) | Class Z Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[3]
Total annual Fund operating expenses	0.77%
Fee waivers and/or reimbursements	(0.10%)	[5]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.67%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[3]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[3]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.21%	[3]
Total annual Fund operating expenses	1.70%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[3]
Total annual Fund operating expenses	0.54%
Fee waivers and/or reimbursements	(0.02%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.52%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class R Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.21%	[3]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.09%
(Columbia Intermediate Bond Fund - ABCIRW) | (Columbia Intermediate Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.21%	[3]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.11%)	[6]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.84%
(Columbia Intermediate Bond Fund - Z) | (Columbia Intermediate Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.49%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.21%	[3]
Total annual Fund operating expenses	0.70%
Fee waivers and/or reimbursements	(0.11%)	[7]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.59%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class A Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.01%
Total annual Fund operating expenses	0.66%
Fee waivers and/or reimbursements	(0.21%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.45%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class B Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.01%
Total annual Fund operating expenses	1.41%
Fee waivers and/or reimbursements	(0.21%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.20%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class C Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.01%
Total annual Fund operating expenses	1.41%
Fee waivers and/or reimbursements	(0.21%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.20%
(Columbia U.S. Treasury Index Fund - ABCI) | (Columbia U.S. Treasury Index Fund) | Class I Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.01%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.21%)	[8]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.20%
(Columbia U.S. Treasury Index Fund - Z) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Operating Expenses:
Management fees	0.40%
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.01%
Total annual Fund operating expenses	0.41%
Fee waivers and/or reimbursements	(0.21%)	[9]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.20%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class A Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[3]
Total annual Fund operating expenses	1.90%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class C Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.30%	[3]
Total annual Fund operating expenses	2.65%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class I Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.11%	[3]
Total annual Fund operating expenses	1.46%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class R Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.30%	[3]
Total annual Fund operating expenses	2.15%
(Columbia Emerging Markets Fund - ACIRW) | (Columbia Emerging Markets Fund) | Class W Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.30%	[3]
Total annual Fund operating expenses	1.90%
(Columbia Emerging Markets Fund - Z) | (Columbia Emerging Markets Fund) | Class Z Shares
Operating Expenses:
Management fees	1.35%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.30%	[3]
Total annual Fund operating expenses	1.65%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.24%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class B Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.99%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.99%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.06%	[3]
Total annual Fund operating expenses	0.81%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.49%
(Columbia Energy and Natural Resources Fund - ABCIRR4) | (Columbia Energy and Natural Resources Fund) | Class R4 Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.36%	[3]
Total annual Fund operating expenses	1.11%
(Columbia Energy and Natural Resources Fund - Z) | (Columbia Energy and Natural Resources Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[3]
Total annual Fund operating expenses	0.99%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class A Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.19%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class C Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.94%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class I Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[3]
Total annual Fund operating expenses	0.72%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class R Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.44%
(Columbia Select Large Cap Growth Fund - ACIRW) | (Columbia Select Large Cap Growth Fund) | Class W Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.27%	[3]
Total annual Fund operating expenses	1.19%
(Columbia Select Large Cap Growth Fund - Z) | (Columbia Select Large Cap Growth Fund) | Class Z Shares
Operating Expenses:
Management fees	0.67%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.27%	[3]
Total annual Fund operating expenses	0.94%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class A Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.57%	[3]
Total annual Fund operating expenses	1.77%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class C Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.57%	[3]
Total annual Fund operating expenses	2.52%
(Columbia Pacific/Asia Fund - ACI) | (Columbia Pacific/Asia Fund) | Class I Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.43%	[3]
Total annual Fund operating expenses	1.38%
(Columbia Pacific/Asia Fund - Z) | (Columbia Pacific/Asia Fund) | Class Z Shares
Operating Expenses:
Management fees	0.95%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.57%	[3]
Total annual Fund operating expenses	1.52%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class A Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.35%
Fee waivers and/or reimbursements	(0.01%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.34%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class C Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	2.10%
Fee waivers and/or reimbursements	(0.01%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	2.09%
(Columbia Select Small Cap Fund - ACR) | (Columbia Select Small Cap Fund) | Class R Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.60%
Fee waivers and/or reimbursements	(0.01%)	[10]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.59%
(Columbia Select Small Cap Fund - Z) | (Columbia Select Small Cap Fund) | Class Z Shares
Operating Expenses:
Management fees	0.86%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[3]
Total annual Fund operating expenses	1.10%
Fee waivers and/or reimbursements	(0.01%)	[11]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.09%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class A Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.01%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.19%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class C Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.95%
Fee waivers and/or reimbursements	(0.01%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.94%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class I Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03%	[3]
Total annual Fund operating expenses	0.78%
Fee waivers and/or reimbursements	none	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.78%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class R Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.50%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.45%
Fee waivers and/or reimbursements	(0.01%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.44%
(Columbia Value and Restructuring Fund - ACIRW) | (Columbia Value and Restructuring Fund) | Class W Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.20%	[3]
Total annual Fund operating expenses	1.20%
Fee waivers and/or reimbursements	(0.01%)	[12]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.19%
(Columbia Value and Restructuring Fund - Z) | (Columbia Value and Restructuring Fund) | Class Z Shares
Operating Expenses:
Management fees	0.75%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.20%	[3]
Total annual Fund operating expenses	0.95%
Fee waivers and/or reimbursements	(0.01%)	[13]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.94%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class A Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[3]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.18%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class B Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[3]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.18%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class C Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	1.00%
Other expenses	0.23%	[3]
Total annual Fund operating expenses	1.73%
Fee waivers and/or reimbursements	(0.18%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	1.55%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class I Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[3]
Total annual Fund operating expenses	0.55%
Fee waivers and/or reimbursements	(0.04%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.51%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class T Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	0.15%
Other expenses	0.23%	[3]
Total annual Fund operating expenses	0.88%
Fee waivers and/or reimbursements	(0.18%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.70%
(Columbia Bond Fund - ABCITW) | (Columbia Bond Fund) | Class W Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	0.25%
Other expenses	0.23%	[3]
Total annual Fund operating expenses	0.98%
Fee waivers and/or reimbursements	(0.18%)	[14]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.80%
(Columbia Bond Fund - Y) | (Columbia Bond Fund) | Class Y Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.05%	[3]
Total annual Fund operating expenses	0.55%
(Columbia Bond Fund - Z) | (Columbia Bond Fund) | Class Z Shares
Operating Expenses:
Management fees	0.50%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.23%	[3]
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements	(0.18%)	[15]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain other fees.
[3]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[4]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.92% for Class A, 1.67% for Class B, 1.67% for Class C, 0.62% for Class I, and 0.92% for Class W.
[5]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.67% for Class Z.
[6]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.84% for Class A, 1.59% for Class B, 1.59% for Class C, 0.52% for Class I, 1.09% for Class R, and 0.84% for Class W.
[7]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.59% for Class Z.
[8]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C and 0.20% for Class I.
[9]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.20% for Class Z.
[10]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, The Fund's net operating expenses will not exceed the annual rates of 1.34% for Class A, 2.09% for Class C and 1.59% for Class R.
[11]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, The Fund's net operating expenses will not exceed the annual rate of 1.09% for Class Z.
[12]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, The Fund's net operating expenses will not exceed the annual rates of 1.19% for Class A, 1.94% for Class C, 0.81% for Class I, 1.44% for Class R and 1.19% for Class W.
[13]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, The Fund's net operating expenses will not exceed the annual rate of 0.94% for Class Z.
[14]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 0.80% for Class A, 1.55% for Class B, 1.55% for Class C, 0.51% for Class I, 0.70% for Class T and 0.80% for Class W.
[15]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until July 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.55% for Class Z.